Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 273,000	$ 205,185	$ 36,429
Investment securities:
Taxable interest income	17,704	18,203	2,640
Tax-exempt interest income	835	1,311	73
Dividends	65	126
Interest-bearing deposits in other banks	828	2,320	3,462
Federal Home Loan Bank stock	1,830	758	141
Federal funds sold	18	9
Total interest and dividend income	294,280	227,912	42,745
Interest expense
Deposits	29,509	28,704	4,656
Long-term borrowings	8,594	5,236	458
Federal Home Loan Bank advances	885	2,562	931
Borrowings	68	90	189
Total interest expense	39,056	36,592	6,234
Net interest income	255,224	191,320	36,511
Provision for loan losses	24,491	38,396	753
Net interest income after provision for loan losses	230,733	152,924	35,758
Noninterest income
Service charges on deposit accounts	24,011	13,385	1,992
Fees on mortgage loans originated and sold	5,994	2,791	449
Investment advisory and trust fees	535	1,438	354
FDIC indemnification asset income	1,325	7,627	736
Debit card income	10,516	6,281	382
Legal settlements and insurance recoveries	3,460
Other income	8,292	4,551	527
Bargain purchase gain			15,175
Investment securities gains, net	8,619	5,354
Other-than-temporary impairment losses on investments:
Gross impairment loss	(44)	(953)
Less: Impairments recognized in other comprehensive income		337
Net impairment losses recognized in earnings	(44)	(616)
Total noninterest income	62,708	40,811	19,615
Noninterest expense
Salaries and employee benefits	108,994	81,405	17,229
Net occupancy and equipment expense	39,260	26,229	4,088
Foreclosed asset related expense	28,228	12,776	701
Conversion and merger related expense	7,543	7,620	1,991
Professional fees	12,937	9,287	11,025
Loan workout expense	7,508	3,095	696
Loss (gains) on extinguishment of debt	3,267	(416)
Legal settlement expenses	2,752
Impairment of intangible asset	202	2,872
Computer services	9,700	6,525	2,098
FDIC assessments	6,716	5,914	2,097
Telecommunication expenses	5,642	3,264	541
Other expenses	27,209	23,208	3,911
Total noninterest expense	259,958	181,779	44,377
Income before income taxes	33,483	11,956	10,996
Income tax expense (benefit)	(21,542)	4,434	(1,041)
Net income before attribution of noncontrolling interests	55,025	7,522	12,037
Net income attributable to noncontrolling interests	4,534	1,310	7
Net income attributable to Capital Bank Financial Corp.	$ 50,491	$ 6,212	$ 12,030
Basic income per share	$ 1.06	$ 0.14	$ 0.31
Diluted income per share	$ 1.04	$ 0.14	$ 0.31